Loans to Customers (Tables)	12 Months Ended
Dec. 31, 2025
Loans to customers [abstract]
Schedule of Loans to Customers

	2024	2025
Gross loans to customers	6,042,443	7,543,926
Less: allowance for impairment losses (Note 7)	(295,843)	(371,764)
Total loans to customers	5,746,600	7,172,162

Schedule of Provision Expenses on Loans to Customers	Provision expenses on loans to customers:

	2023	2024	2025
Provision expenses on loans to customers	(76,888)	(110,293)	(158,408)

Schedule of Outstanding NPLs as Compared to Total Allowance for Impairment Losses

The following table sets forth the Group’s outstanding NPLs as compared to the total allowance for impairment losses on total loans to customers:

	Gross NPLs	Total allowance for impairment losses	Total allowance for impairment losses to Gross NPLs
As at 31 December 2024	327,730	295,843	90%
As at 31 December 2025	466,845	371,764	80%

Schedule of Gross Carrying Amount and Related Allowance for Impairment Losses on Loans to Customers by Stage

The gross carrying amount and related allowance for impairment losses on loans to customers by stage were as follows:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Gross loans to customers	5,447,804	86,251	485,252	23,136	6,042,443
Less: allowance for impairment losses	(77,521)	(22,378)	(193,759)	(2,185)	(295,843)
Carrying amount as at 31 December 2024	5,370,283	63,873	291,493	20,951	5,746,600

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Gross loans to customers	6,691,163	129,800	703,082	19,881	7,543,926
Less: allowance for impairment losses	(74,162)	(26,061)	(270,058)	(1,483)	(371,764)
Carrying amount as at 31 December 2025	6,617,001	103,739	433,024	18,398	7,172,162